CMG Global Equity Fund
CMG Global Equity Fund
Investment Objective:
The Fund seeks long term total return with less volatility than global equity markets in general.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CMG Global Equity Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CMG Global Equity Fund		Class A Shares	Class I Shares
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.30%	0.30%
Total Annual Fund Operating Expenses		1.80%	1.55%
[1]	Based on estimated amounts for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example CMG Global Equity Fund (USD $)	1 Year	3 Years
Class A Shares	747	1,109
Class I Shares	158	490

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund intends to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in equity securities of publicly listed companies, and at least 40% of its assets in securities issued by companies domiciled outside of the United States, from a minimum of three foreign countries.

The Fund’s adviser, CMG Capital Management Group, Inc., (the “Adviser”) uses a screening process to construct a portfolio of equity securities that it believes will produce long-term total returns with less volatility than global equity markets in general. The Fund may invest in companies of any size or geographic location. The Fund will invest in foreign securities, including American depositary receipts (“ADRs”), securities issued by foreign companies or a foreign exchange, and may invest in emerging market securities. The adviser delegates execution of the Fund’s active volatility management process (“Active Volatility Management”) to a sub-adviser, AlphaSimplex Group, LLC. The Fund is designed to reduce the portfolio’s risk profile by utilizing a sub-adviser to identify periods of high risk in global equity markets and hedging equity exposure by investing in liquid equity index future contracts (“Active Volatility Management”).

The Adviser manages the Fund’s portfolio by using research from a third party provider for its screening and investment process to:

(1) identify companies with at least 3 years of audited financials;

(2) rank companies by profit per-share and balance leverage;

(3) re-rank favorable companies by variability of profits and leverage;

(4) screen out equities with insufficient liquidity relative to the Fund’s size;

(5) invest in “top” equities, as determined by the this screening process, on an equally-weighted basis;

(6) daily review and replacement of any substantially deteriorating companies with next best ranked equities;

(7) monthly re-identification and purchase of “top” equities, as determined by the Adviser’s screening process; and

(8) annual rebalancing to equally-weight the “top” equities, as determined by the Adviser’s screening process.

The Adviser believes this quantitative investment process will select equities that provide long-term total returns. The Adviser initially intends to build a portfolio of 50 equity positions, but the total number held by the Fund may vary from time-to-time as determined by the Adviser.

The Fund’s Adviser is responsible for the day to day management and compliance of the equity portfolio, and the Adviser delegates the Active Volatility Management to AlphaSimplex Group, LLC (the “Sub-Adviser”). The Adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the Securities and Exchange Commission that permits the Adviser, with Board of Trustee approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. The order eliminates the need for a shareholders meeting and vote to approve sub-advisers. Shareholders will be notified if and when a new sub-adviser is employed by the Adviser.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser and Sub-Adviser may each engage in active and frequent trading to achieve the Fund’s investment objective.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

• Derivatives Risk - The Fund’s use of futures contracts involves hedging, leverage risk and tracking risk.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Issuer-Specific Risk - The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leveraging Risk - The Fund’s use of leverage through futures will magnify the Fund’s gains or losses.

• Management Style Risk - The Adviser’s and/or Sub-Adviser’s judgments about the potential appreciation of a particular security in which the Fund invests may prove to be incorrect. The Adviser’s judgments about the investment management skill of the Sub-Adviser may prove to be incorrect.

• Limited History of Operations Risk - The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Hedging Risk - Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

• Short Position Risk - The Fund may invest in short futures positions which will prevent the Fund from participating in market gains.

• Stock Market Risk - Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Investment Risk - The Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Foreign Emerging Market Risk - In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• Smaller Company Risk - Smaller companies may experience higher failure rates than do larger companies. Securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.cmgmutualfunds.com.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2013
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	May 1, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2013
CMG Global Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CMG Global Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term total return with less volatility than global equity markets in general.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in equity securities of publicly listed companies, and at least 40% of its assets in securities issued by companies domiciled outside of the United States, from a minimum of three foreign countries.

The Fund’s adviser, CMG Capital Management Group, Inc., (the “Adviser”) uses a screening process to construct a portfolio of equity securities that it believes will produce long-term total returns with less volatility than global equity markets in general. The Fund may invest in companies of any size or geographic location. The Fund will invest in foreign securities, including American depositary receipts (“ADRs”), securities issued by foreign companies or a foreign exchange, and may invest in emerging market securities. The adviser delegates execution of the Fund’s active volatility management process (“Active Volatility Management”) to a sub-adviser, AlphaSimplex Group, LLC. The Fund is designed to reduce the portfolio’s risk profile by utilizing a sub-adviser to identify periods of high risk in global equity markets and hedging equity exposure by investing in liquid equity index future contracts (“Active Volatility Management”).

The Adviser manages the Fund’s portfolio by using research from a third party provider for its screening and investment process to:

(1) identify companies with at least 3 years of audited financials;

(2) rank companies by profit per-share and balance leverage;

(3) re-rank favorable companies by variability of profits and leverage;

(4) screen out equities with insufficient liquidity relative to the Fund’s size;

(5) invest in “top” equities, as determined by the this screening process, on an equally-weighted basis;

(6) daily review and replacement of any substantially deteriorating companies with next best ranked equities;

(7) monthly re-identification and purchase of “top” equities, as determined by the Adviser’s screening process; and

(8) annual rebalancing to equally-weight the “top” equities, as determined by the Adviser’s screening process.

The Adviser believes this quantitative investment process will select equities that provide long-term total returns. The Adviser initially intends to build a portfolio of 50 equity positions, but the total number held by the Fund may vary from time-to-time as determined by the Adviser.

The Fund’s Adviser is responsible for the day to day management and compliance of the equity portfolio, and the Adviser delegates the Active Volatility Management to AlphaSimplex Group, LLC (the “Sub-Adviser”). The Adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the Securities and Exchange Commission that permits the Adviser, with Board of Trustee approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. The order eliminates the need for a shareholders meeting and vote to approve sub-advisers. Shareholders will be notified if and when a new sub-adviser is employed by the Adviser.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser and Sub-Adviser may each engage in active and frequent trading to achieve the Fund’s investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund intends to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in equity securities of publicly listed companies, and at least 40% of its assets in securities issued by companies domiciled outside of the United States, from a minimum of three foreign countries.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

• Derivatives Risk - The Fund’s use of futures contracts involves hedging, leverage risk and tracking risk.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Issuer-Specific Risk - The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leveraging Risk - The Fund’s use of leverage through futures will magnify the Fund’s gains or losses.

• Management Style Risk - The Adviser’s and/or Sub-Adviser’s judgments about the potential appreciation of a particular security in which the Fund invests may prove to be incorrect. The Adviser’s judgments about the investment management skill of the Sub-Adviser may prove to be incorrect.

• Limited History of Operations Risk - The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Hedging Risk - Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

• Short Position Risk - The Fund may invest in short futures positions which will prevent the Fund from participating in market gains.

• Stock Market Risk - Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Investment Risk - The Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Foreign Emerging Market Risk - In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• Smaller Company Risk - Smaller companies may experience higher failure rates than do larger companies. Securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.cmgmutualfunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-CMG-9456
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cmgmutualfunds.com
CMG Global Equity Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GEFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.80%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	747
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,109
CMG Global Equity Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GEFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490

[1]	Based on estimated amounts for the current fiscal year.